Subsequent Event -Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 12, 2019	Apr. 30, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Options, vesting period			4 years
Number of options, Granted			5,502,868
Exercise price of share options granted			$ 0.0800
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date	Apr. 05, 2019
Ex-dividend date	Apr. 04, 2019
Employee and Executives Share Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options, vesting period		4 years
Number of options, Granted		3,219,296
Exercise price of share options granted		$ 0.0002
Directors [Member] | Subsequent Event [Member] | RSUs [Member]
Subsequent Event [Line Items]
Number of share options granted		130,000
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable	$ 128
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date	Apr. 30, 2019
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS	$ 0.62
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS	$ 0.31